Inventories (Q2) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Inventories [Abstract]
Food, treats and supplements	$ 1,682,000	$ 1,301,000
Other products and accessories	87,000	191,000
Inventory packaging and supplies	168,000	133,000
Inventories, gross	1,937,000	1,625,000
Inventory reserve	(230,000)	(68,000)
Inventories, net	$ 1,707,000	$ 1,557,000	$ 9,402	$ 14,882